Provisions	12 Months Ended
Jun. 30, 2023
Disclosure Of Provision Abstract
Provisions	NOTE 19: PROVISIONS

	2023 A$	2022 A$
Current
Employee benefits	457,017	409,320
Non-Current
Employee benefits	22,398	10,460